Note 18 - Accumulated Other Comprehensive Income (Details) - Significant Amounts Reclassified Out of Each Component of Accumulated Other Comprehensive Income (Loss) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Unrealized gains (losses) on available for sale securities
$	$ (11)	[1]	[1]
	4	[1]	[1]
$	$ (7)	[1]	[1]

[1]	Amounts in parentheses indicate debits to net income